Current deferred liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Current deferred liabilities [Abstract]
Deferred liabilities
	2020 £’000	2019 £’000
Deferred revenue	27,118	28,457
Deferred rent	-	65
	27,118	28,522